The Brinsmere Fund - Growth ETF
Schedule of Investments
June 30, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 99.6% (a)	Shares	Value
Commodities - 2.2%
SPDR Gold MiniShares Trust (b)	106,206	$6,958,617

Commodities Broad Basket - 2.5%
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	371,887	7,724,093

Domestic Equity - 41.5%
Invesco QQQ Trust Series 1	35,210	19,423,244
Real Estate Select Sector SPDR Fund	186,633	7,730,339
SPDR Portfolio S&P 400 Mid Cap ETF	165,904	9,021,860
SPDR Portfolio S&P 500 ETF	611,381	44,441,285
Vanguard Growth ETF	49,468	21,686,771
Vanguard Small-Cap ETF	26,489	6,277,363
Vanguard Value ETF	123,734	21,868,747
		130,449,609

Domestic Fixed Income - 21.3%
Vanguard Intermediate-Term Bond ETF	100,823	7,797,651
Vanguard Intermediate-Term Corporate Bond ETF	98,460	8,164,303
Vanguard Long-Term Bond ETF	113,834	7,916,016
Vanguard Short-Term Bond ETF	95,383	7,506,642
Vanguard Short-Term Corporate Bond ETF	119,252	9,480,534
Vanguard Short-Term Treasury ETF	118,748	6,980,008
Vanguard Total Bond Market ETF	155,224	11,429,143
Xtrackers USD High Yield Corporate Bond ETF	207,849	7,673,785
		66,948,082

Foreign Equity - 32.1%
Columbia EM Core ex-China ETF	943,777	32,258,298
iShares China Large-Cap ETF	338,294	12,435,687
Vanguard FTSE Emerging Markets ETF	197,919	9,789,074
Vanguard FTSE Europe ETF	297,285	23,039,587
Vanguard FTSE Pacific ETF	287,410	23,619,354
		101,142,000
TOTAL EXCHANGE TRADED FUNDS (Cost $287,574,515)		313,222,401

SHORT-TERM INVESTMENTS - 0.4%		Value
Money Market Funds - 0.4%	Shares
First American Treasury Obligations Fund - Class X, 4.24% (c)	1,408,456	1,408,456
TOTAL SHORT-TERM INVESTMENTS (Cost $1,408,456)		1,408,456

TOTAL INVESTMENTS - 100.0% (Cost $288,982,971)		314,630,857
Other Assets in Excess of Liabilities - 0.0% (d)		103,710
TOTAL NET ASSETS - 100.0%		$314,734,567
two		–%
Percentages are stated as a percent of net assets.		–%

(a)	The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

The Brinsmere Fund - Growth ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	313,222,401	–	–	313,222,401
Money Market Funds	1,408,456	–	–	1,408,456
Total Investments	314,630,857	–	–	314,630,857

Refer to the Schedule of Investments for further disaggregation of investment categories.